SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023	Mar. 20, 2023
Debt instrument stated percentage							8.00%
Maturity term	2026	2026		2026
Total loans payable		$ 2,658,663	$ 2,658,663	$ 2,156,989
Revision of Prior Period, Reclassification, Adjustment [Member]
Total loans payable				2,486,989		$ 1,561,111
Promissory Notes One [Member]
Face value		$ 250,000	$ 250,000
Debt instrument stated percentage		4.00%	4.00%
Maturity term			2020
Promissory Notes One [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				250,000
Promissory Notes Two [Member]
Face value		$ 300,000	$ 300,000
Debt instrument stated percentage		24.00%	24.00%
Maturity term			2021
Promissory Notes Two [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				300,000
Promissory Notes Three [Member]
Face value		$ 400,000	$ 400,000
Debt instrument stated percentage		24.00%	24.00%
Promissory Notes Three [Member] | Minimum [Member]
Maturity term			2021- 2022
Promissory Notes Three [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				400,000
Promissory Notes Four [Member]
Face value		$ 611,111	$ 611,111
Debt instrument stated percentage		24.00%	24.00%
Maturity term			2023
Promissory Notes Four [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				1,067,611
Promissory Notes Five [Member]
Face value		$ 485,846	$ 485,846
Debt instrument stated percentage		11.50%	11.50%
Maturity term			2025
Promissory Notes Five [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				480,758
Promissory Notes Six [Member]
Face value		$ 620,558	$ 620,558
Debt instrument stated percentage		12.00%	12.00%
Promissory Notes Six [Member] | Minimum [Member]
Maturity term			2025 -2026
Promissory Notes Six [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value
Promissory Notes [Member]
Face value	$ 3,205,594	$ 2,667,515	$ 2,667,515	2,498,369	$ 2,699,094
Debt instrument stated percentage		14.30%	14.30%
Less: Unamortized debt-issuance costs and discounts	$ (67,441)	$ (8,852)	$ (8,852)	(11,380)	$ (29,468)
Promissory Notes [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Face value				2,498,369
Less: Unamortized debt-issuance costs and discounts				$ (11,380)